Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Processing of academic education applications	$ 6,098	$ 5,746
Total revenues – related parties	502	535
Jinjiang School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Provision of marketing, operation and technical support services	35	37
Processing of academic education applications	109	116
Sales of teaching and learning materials	85	69
Online training	18	19
Quanzhou School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Provision of marketing, operation and technical support services	65	69
Processing of academic education applications	115	133
Sales of teaching and learning materials	57	73
Online training	$ 18	$ 19